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<FILENAME>form13f.txt

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2003

Check here if Amendment [ X ]; Amendment Number:_2__
This Amendment (Check only one.):    [ X ] is a restatement.
                                     [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Provident Trust Company
Address:       N27 W23957 Paul Road, Suite 204
               Pewaukee, WI  53072

Form 13F File No.:  028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     James Scott Harkness
Title:    President
Phone:    (262) 523-7560
Signature, Place, and Date of Signing:

__/s/ James Scott Harkness    Pewaukee, Wisconsin   _11/06/03__
      (Signature)                 (City/State)       (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:          0

Form 13F Information Table Entry Total:    111

Form 13F Information Table Value Total:    $319,858 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report:        None




PROVIDENT TRUST COMPANY
SEC # 801-58213
September 30, 2003

                                                                            Voting Authority
                                    Type
                                     of          Value   Shares/ Invsm Otr
Name of Issuer                      Class  Cusip (x 1000)Prn Amt Dscrt Mgr Sole   Shared  None
--------------------                ----   ----- ------ ------- ---- ---- ----   -----   ----
ABBOTT LABS COM                     Com   2824100   294   6,913 Sole
ACTUANT CORPORATION                 Com 00508X203    84   1,500 Sole
AFLAC INC.                          Com   1055102   245   7,600 Sole
AMERICAN INTL GROUP COM             Com  26874107 2,205  38,208 Sole
AMERITRADE HOLDING CORP.            Com 03074k100 12,796 1,118,515 Sole
AMGEN INC.                          Com  31162100   120   1,856 Sole
AON CORP                            Com  37389103    63   3,000 Sole
APW LTD COM                         Com G04397108     0  12,250 Sole
APW LTD                             WrtsG04397124     0       4 Sole
ASSOCIATED BANC CORP COM            Com  45487105    54   1,420 Sole
ATLAS MINERALS INC COM              Com  49267305     0      82 Sole
BANK ONE CORP COM                   Com 06423a103   400  10,360 Sole
BAXTER INTL INC COM                 Com  71813109    37   1,286 Sole
BERKSHIRE HATHAWAY INC. CL B        Com  84670207    25      10 Sole
BP PLC ADR                          Com  55622104   192   4,558 Sole
BRISTOL MYERS SQUIBB COM            Com 110122108   121   4,700 Sole
C2 INC                              Com 126948108    67   5,920 Shared/
                                                                Other
CALPINE CORP COM                    Com 131347106     0      37 Sole
CARDINAL HEALTH INC COM             Com 14149Y108 2,039  34,927 Sole
CHASE CAPITAL VII 7% PFD G          Pfd 16147M200    10     400 Sole
CHEVRONTEXACO                       Com 166764100   128   1,797 Sole
CISCO SYSTEMS INC                   Com 17275R102 15,924 812,885 Sole
CITIGROUP INC                       Com 172967101   267   5,857 Sole
CITIGROUP CAP V  7% PFD             Pfd 17306K209    10     400 Sole
COCA COLA CO COM                    Com 191216100   287   6,690 Sole
COSTCO WHOLESALE CORP               Com 22160K105 9,445 303,210 Sole
COUNTRYWIDE CR IND DEL COM          Com 222372104 24,171 308,777 Sole
CRYOLIFE INC. COM                   Com 228903100     6   1,000 Sole
DELL INC                            Com 24702R101 16,288 487,370 Sole
DISNEY WALT CO COM                  Com 254687106    50   2,484 Sole
DOVER CORP.                         Com 260003108   177   5,000 Sole
DU PONT E I DE NEMOURS COM          Com 263534109   105   2,626 Sole
EBAY INC COM                        Com 278642103    11     200 Sole
EMERSON ELECTRIC CO., COM           Com 291011104     8     150 Sole
ENRON CORP.                         Com 293561106     0     126 Sole
ENRON CAPITAL TRUST PREFERRED SEC   Pfd 29357N206     3     800 Sole
 8.30%
EXXON MOBIL CORP                    Com 30231G102   347   9,489 Sole
FASTENAL CO COM                     Com 311900104   701  18,556 Sole
FEDERAL NATL MTG ASSN COM           Com 313586109   158   2,250 Sole
FIFTH THIRD BANCORP COM             Com 316773100 27,358 492,584 Sole
FISERV INC COM                      Com 337738108 29,004 799,221 Sole
FLEETBOSTON FINL CORP COM           Com 339030108    13     423 Sole
FUJISAWA PHARMACEUTICALS            Com J15162118    42   1,835 Sole
GALLAGHER ARTHUR J &CO COM          Com 363576109     4     144 Sole
GANNETT INC COM                     Com 364730101    93   1,200 Sole
GENERAL ELEC CO                     Com 369604103   447  15,000 Sole
GLOBAL CROSSING LTD                 Com G3921A100     0   1,000 Sole
HARLEY-DAVIDSON                     Com 412822108 5,512 114,351 Sole
HARTFORD FINL SVCS COM              Com 416515104    53   1,000 Sole
HEALTH MGMT ASSOC INC CL A          Com 421933102 20,483 939,160 Sole
HEWLETT PACKARD CO COM              Com 428236103    29   1,497 Sole
INTEL CORP COM                      Com 458140100   261   9,481 Sole
INTERACTIVE CORP WARRANTS EXP       Wrts45840Q127     1      18 Sole
 2/4/09
INTERPUBLIC GRP COS INC             Com 460690100    29   2,033 Sole
ITT INDS INC IND COM                Com 450911102    30     500 Sole
JACOBS ENGR GROUP DEL COM           Com 469814107 6,478 143,645 Sole
JOHN HANCOCK FINANCIAL SERVICES     Com 41014S106    19     556 Sole
JOHNSON & JOHNSON COM               Com 478160104   592  11,955 Sole
JOHNSON CONTROLS                    Com 478366107    21     224 Sole
KIMBERLY CLARK CORP COM             Com 494368103    46     900 Sole
KOREA ELECTRIC POWER CO. ADR        Com 500631106    41   3,905 Sole
LEHMAN BROS CAPITAL TRUST I  8%     Pfd 52518B200    20     800 Sole
LOWE'S COS. INC.                    Com 548661107 27,009 520,412 Sole
M B I A INC.                        Com 55262C100   165   3,000 Sole
MARSHALL & ILSLEY CORP COM          Com 571834100 2,843  90,190 Sole
MATEX INC                           Com 576990004    53  15,644 Sole
MCGRAW HILL COMPANIES INC. COM      Com 580645109    21     340 Sole
MEDTRONIC INC                       Com 585055106   148   3,158 Sole
MERCK & CO. INC.                    Com 589331107   298   5,885 Sole
MERCURY GENERAL CORP. NEW           Com 589400100   389   8,698 Sole
METRO AIRLINES INC.                 Com 591905203     0      11 Sole
MGIC INVT CORP WIS COM              Com 552848103    81   1,550 Sole
MITSUBISHI TOKYO FINL GROUP ADR     Com 606816106    36   5,640 Sole
NORSTAR GROUP INC.                  Com 656541208     0   1,000 Sole
NORTEL NETWORKS CORP (NEW)          Com 656568102     5   1,203 Sole
NORTHERN TR CORP COM                Com 665859104    25     600 Sole
PATTERSON DENTAL CO COM             Com 703412106 7,604 132,060 Sole
PEPSICO INC COM                     Com 713448108    73   1,600 Sole
PFIZER INC COM                      Com 717081103   542  17,854 Sole
PRINCIPAL FINANCIAL GROUP, INC.     Com 74251V102     4     116 Sole
PROCTER & GAMBLE CO.                Com 742718109    74     800 Sole
PROGRESSIVE CORP. OHIO              Com 743315103    30     435 Sole
ROYAL DUTCH PETROLEUM NY REGISTRY   Com 780257804   642  14,521 Sole
 PAR 1.25
SARA LEE CORP COM                   Com 803111103   110   6,000 Sole
SBC COMMUNICATIONS INC COM          Com 78387G103    51   2,300 Sole
SENSIENT TECHNOLOGIES CORP. COM     Com 81725t100    74   3,514 Sole
SERVICEMASTER CO COM                Com 81760N109    32   3,100 Sole
SMUCKER J M CO COM NEW              Com 832696405     1      16 Sole
SOUTHWEST AIRLINES CO.              Com 844741108    11     604 Sole
STREICHER MOBILE FUELING INC        Com 862924107     1   1,000 Sole
STRYKER CORP COM                    Com 863667101   640   8,494 Sole
SUN LIFE FINANCIAL INC.             Com 866796105     9     417 Sole
SUNGARD DATA SYS INC COM            Com 867363103    32   1,200 Sole
SVENSK EXPORT KREDIT A B            Pfd W92947212    10     400 Sole
SYSCO CORP COM                      Com 871829107    98   3,000 Sole
TOLL BROTHERS INC COM               Com 889478103 24,644 810,117 Sole
TRAVELERS PPTY CASUALITY CL A (NEW) Com 89420G109     0      27 Sole
TRAVELERS PPTY CASUALITY CL B (NEW) Com 89420G406     1      56 Sole
TRIBUNE CO NEW COM                  Com 896047107    46   1,000 Sole
TRI CONTL CORP CLOSED END FUND    MutFd 895436103    27   1,834 Sole
UNIVERSAL HLTH SVCS CL B            Com 913903100 20,789 420,395 Sole
US BANCORP                          Com 902973304     3     144 Sole
VERISIGN INC. COM                   Com 9.23E+106    13   1,000 Sole
VODAFONE GROUP PLC SPONSORED ADR    Com 92857T107    12     600 Sole
WAL MART STORES INC COM             Com 931142103   215   3,848 Sole
WALGREEN CO                         Com 931422109 23,901 780,046 Sole
WELLS FARGO & CO. NEW COM           Com 949746101 2,056  39,930 Sole
WENDYS INTERNATIONAL                Com 950590109 1,172  36,282 Sole
WYETH                               Com 983024100    92   2,000 Sole
ZIMMER HOLDINGS                     Com 98956P102 28,357 514,647 Sole

TOTAL PORTFOLIO                                  319,858